LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of right of use assets

	1 January			Acquisition	31 December
	2022	Additions	Remeasurement	of subsidiary	2022

Cost:
Buildings	554,828	130,766	422	623	686,639
Furniture and fixtures	309,551	36,456	—	—	346,007
Software and rights	103,526	—	—	—	103,526
Vehicles	145,857	45,304	—	—	191,161

Total	1,113,762	212,526	422	623	1,327,333

Accumulated amortization:
Buildings	(419,617)	(84,130)	(246)	—	(503,993)
Furniture and fixtures	(119,904)	(59,763)	—	—	(179,667)
Software and rights	(59,960)	(17,059)	—	—	(77,019)
Vehicles	(81,968)	(46,144)	—	—	(128,112)

Total	(681,449)	(207,096)	(246)	—	(888,791)

Net book value	432,313				438,542

	1 January			31 December
	2021	Additions	Remeasurement	2021

Cost:
Buildings	440,005	120,986	(6,163)	554,828
Furniture and fixtures	190,750	118,801	—	309,551
Software and rights	77,407	26,119	—	103,526
Vehicles	103,491	42,366	—	145,857

Total	811,653	308,272	(6,163)	1,113,762

Accumulated amortization:
Buildings	(322,264)	(97,353)	—	(419,617)
Furniture and fixtures	(72,142)	(47,762)	—	(119,904)
Software and rights	(41,721)	(18,239)	—	(59,960)
Vehicles	(51,609)	(30,359)	—	(81,968)

Total	(487,736)	(193,713)	—	(681,449)

Net book value	323,917			432,313

Schedule of lease liabilities

	2022	2021

Short-term lease liabilities	157,414	179,563
Long-term lease liabilities	104,953	167,456

	262,367	347,019